NATURE OF OPERATIONS, BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	3 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Product Information [Line Items]
Convertible Stock
Cash, Uninsured Amount	$ 4,507,000	$ 4,507,000		$ 656,000
Concentration of Credit Risk				21.00%
Number of Warrants Outstanding	1,376,466	1,376,466	1,376,466	1,376,466
Share-Based Payment Arrangement, Option [Member]
Product Information [Line Items]
Number of incentive stock options	926,266	926,266	431,266	431,266	451,898	163,010
UNITED STATES
Product Information [Line Items]
Concentration of Credit Risk				86.00%	51.00%
Accounts Payable [Member]
Product Information [Line Items]
Concentration of Credit Risk		10.00%
Customer 3 [Member] | UNITED STATES
Product Information [Line Items]
Concentration of Credit Risk			84.00%
Customer 3 [Member] | Revenue Benchmark [Member]
Product Information [Line Items]
Concentration of Credit Risk		25.00%
Customer 4 [Member] | UNITED STATES
Product Information [Line Items]
Concentration of Credit Risk		54.00%
Customer 4 [Member] | Revenue Benchmark [Member]
Product Information [Line Items]
Concentration of Credit Risk		21.00%
Customer 1 [Member] | Revenue Benchmark [Member]
Product Information [Line Items]
Concentration of Credit Risk		19.00%		83.00%	45.00%
Customer 1 [Member] | Accounts Receivable [Member]
Product Information [Line Items]
Concentration of Credit Risk		42.00%		81.00%	56.00%
Customer 2 [Member] | Revenue Benchmark [Member]
Product Information [Line Items]
Concentration of Credit Risk		19.00%	79.00%		23.00%
Customer 2 [Member] | Accounts Receivable [Member]
Product Information [Line Items]
Concentration of Credit Risk		36.00%		10.00%	30.00%
Vendor One [Member] | Accounts Payable [Member]
Product Information [Line Items]
Concentration of Credit Risk		18.00%		14.00%	36.00%
Vendor Two [Member] | Accounts Payable [Member]
Product Information [Line Items]
Concentration of Credit Risk		14.00%
Suppliers One [Member] | Accounts Payable [Member]
Product Information [Line Items]
Concentration of Credit Risk			12.00%
Series B Preferred Convertible Stock [Member]
Product Information [Line Items]
Convertible Stock				$ 850,999
Series C Preferred Convertible Stock [Member]
Product Information [Line Items]
Convertible Stock				$ 2,499,998
Series D Convertible Preferred Stock [Member]
Product Information [Line Items]
Convertible common shares issued upon conversion	333,000	333,000
Series B Convertible Preferred Stock [Member]
Product Information [Line Items]
Convertible common shares issued upon conversion			243,571	121,571
Series C Convertible Preferred Stock [Member]
Product Information [Line Items]
Convertible common shares issued upon conversion			818,182	454,546